Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Sumitovant [Member]
Related Party Transaction [Line Items]
Cost incurred and recorded as offsets to general and administrative expenses	$ 1.4	$ 0.2
Sumitomo [Member]
Related Party Transaction [Line Items]
Access fee paid pursuant to strategic cooperation agreement	$ 1.0	$ 1.0